Related-party balances and transactions (Details 1) (Detail) - BRL (R$) R$ in Thousands		Mar. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Balances and transactions with related parties
Receivables		R$ 909		R$ 124,723		R$ 300,809
Payables		44,973		39,101		76,249
Immediate parent - UOL- cash management
Balances and transactions with related parties
Receivables		909	[1]	124,721	[1],[2]	300,809	[2]
Immediate parent - UOL - sales of services
Balances and transactions with related parties
Payables		22,124	[3]	32,286	[3],[4]	59,692	[4]
Immediate parent - UOL- shared service costs
Balances and transactions with related parties
Payables		11,958
Affiliated companies - UOL Diveo- cash management
Balances and transactions with related parties
Receivables	[1],[2]			2
Payables	[2]					1,383
Affiliated companies - UOL Diveo - sales of services
Balances and transactions with related parties
Payables		3,558	[3]	621	[3],[4]	9,360	[4]
Affiliated companies - UOL Diveo - shared service costs
Balances and transactions with related parties
Payables		90
Affiliated companies - Concurso Virtual S.A.
Balances and transactions with related parties
Payables		1,479		1,522		1,900
Affiliated companies - Transfolha Transportadora e Distribuicao Ltda.
Balances and transactions with related parties
Payables		1,869		745		1,196
Affiliated companies - Livraria da Folha Ltda.
Balances and transactions with related parties
Payables		1,143		1,078		2,285
Affiliated companies - Empresa Folha da Manha S/A
Balances and transactions with related parties
Payables		1,707		2,320		21
Affiliated companies - Others
Balances and transactions with related parties
Payables		R$ 1,045		R$ 529		R$ 412

[1]	The receivables/payables transactions with related parties arising from cash management were ended at the date of the IPO. The remaining balance of R$ 909 was fully paid during the month of April 2018.
[2]	The receivables/payables with related parties arising from cash management are settled within one month and are free of interest. Shared service costs are offset with these balances. The receivables are unsecured in nature and no provisions are held against receivables from related parties.
[3]	Sale of services refers mainly to purchase of (i) advertising services from UOL and (ii) services related to technical support in hosting from UOL Diveo Tecnologia Ltda.
[4]	Sale of services refers mainly to purchase of (i) advertising services from UOL and (ii) services related to technical support in computing and hosting from UOL Diveo Tecnologia Ltda. ("UOL Diveo"), which started in 2016.